Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 582,000.00
Previously Paid Amount	0.00
Total Fee Amount	80.37
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 80.37
Narrative - Max Aggregate Offering Price	$ 582,000.00
Final Prospectus	true